J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Municipal ETF

JPMorgan Ultra-Short Municipal Income ETF

(each, a “Fund” and collectively, the “Funds”)

(each a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated January 16, 2024

to the current Summary Prospectuses and Prospectus, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan Municipal ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Michelle Hallam	2018	Managing Director
Michael R. Myers	2018	Executive Director
Rachel Betton	2024	Managing Director
Richard Taormina[1]	2018	Managing Director
Kevin M. Ellis[1]	2018	Managing Director

1	Effective February 16, 2024, Messrs. Taormina and Ellis will no longer serve as portfolio managers of the Fund.

JPMorgan Ultra-Short Municipal Income ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Curtis White	2018	Executive Director
Josh Brunner	2018	Executive Director
Richard Taormina[1]	2018	Managing Director

1	Effective February 16, 2024, Mr. Taormina will no longer serve as a portfolio manager of the Fund.

In addition, within the section titled “The Funds’ Management and Administration — The Portfolio Managers” of the Funds’ Prospectuses, the relevant Fund’s subsection is hereby deleted in its entirety and replaced with the following:

Municipal ETF

Michelle Hallam, Michael R. Myers, Rachel Betton, Richard Taormina and Kevin M. Ellis are the portfolio managers responsible for the day-to-day management of the Fund.

Ms. Hallam, Managing Director, is a member of the Global Fixed Income, Currency & Commodities (GFICC) Group. Based in New York, Ms. Hallam is a senior portfolio manager for the Municipal Strategies Team and manages mutual funds and ETFs, as well as fixed income portfolios for institutional clients, insurance companies and private clients. In addition to her tax-exempt portfolio management responsibilities, Ms. Hallam is the taxable muni lead portfolio manager, where she and her team provide advisory and execution for GFICC broad market strategies as it relates to taxable munis. An employee since 1999, she previously worked as an analyst in the U.S. Institutional Fixed Income Group. She began her career as an analyst in the Internal Consulting Services program, where she worked on projects in Investment Management and Financial Risk Management. Ms. Hallam holds a B.S. in Economics from Cornell University and is a CFA charterholder.

SUP-FIETF-124

Mr. Myers, Executive Director, is a member of the GFICC group. Based in Columbus, Mr. Myers is a senior portfolio manager for the Municipal Strategies team and is responsible for managing mutual funds and ETF’s as well as fixed income portfolios for private clients. Prior to joining the firm in 2005, Mr. Myers was a financial consultant at Smith Barney/Citigroup. He also worked at Morgan Stanley Dean Witter as both a senior liaison – product specialist on the Midwest Municipal Trading Desk and financial advisor. He holds a B.S. in Finance from the University of Akron.

Ms. Betton, Managing Director, is a member of the GFICC group. Based in New York, she is a senior portfolio manager for the for the Municipal Strategies Team. Prior to joining the firm in July 2023, Ms. Betton spent the last 10 years at PIMCO where she was a senior member of the municipal portfolio management team where she managed investment grade funds and ETFs as well as high yield, interval and state-specific strategies. Before that, she was an institutional municipal trader at Morgan Stanley where she focused on high yield. She has a B.A. in College of Social Studies from Wesleyan University.

Mr. Taormina, Managing Director, is the head of the Municipal Strategies team within the GFICC group. An employee of JPMIM since 1997, Mr. Taormina is responsible for managing a team of professionals managing mutual funds, high net worth and institutional fixed income accounts. Mr. Taormina is also a portfolio manager on a number of mutual funds and separately managed accounts. Before joining the firm, he was a senior trader for national, high-yield, and state-specific funds at the Vanguard Group.

Mr. Ellis, Managing Director, is a member of the GFICC group. Based in New York, Mr. Ellis is a senior portfolio manager for the Municipal Strategies Team and manages mutual funds and ETFs, as well as fixed income portfolios for private clients. Before joining the firm in 2003, Mr. Ellis worked at Alliance Capital/Sanford Bernstein as a municipal bond trader. Mr. Ellis holds a B.S. in Business Administration from Boston University and is a CFA charterholder.

Ultra-Short Municipal Income ETF

Curtis White, Josh Brunner and Richard Taormina are the portfolio managers responsible for the day-to-day management of the Fund.

Mr. White, Executive Director, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. Based in New York, Mr. White is a portfolio manager for the Municipal Strategies Team and manages mutual funds and ETFs, as well as separately managed fixed income portfolios. An employee since 1997, Mr. White was previously a portfolio manager for the Global Liquidity team and managed various tax-exempt money market funds as well as individual account portfolios. Prior to this, Mr. White was a performance analyst. Before joining the firm, he worked for BISYS Fund Services as a mutual fund accountant and was a personal financial advisor for American Express Financial Advisors. Mr. White holds a B.S.B.A. in Finance/Business Management from Slippery Rock University.

Mr. Brunner, Executive Director, is a member of the GFICC group. Based in Columbus, Mr. Brunner is a portfolio manager for the Tax Aware Strategies team and manages mutual funds, as well as fixed income portfolios for institutional and private clients. An employee since 2000, Mr. Brunner was previously a tax-free trader for the same group. Before joining the firm, he worked in operations and sales support at AIM Mutual Funds. Mr. Brunner holds a B.A. in psychology from the University of Texas and is a CFA charterholder.

Biographical information about Mr. Taormina is found earlier in this section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Municipal ETF

JPMorgan Ultra-Short Municipal Income ETF

(each, a “Fund” and collectively, the “Funds”)

(each a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated January 16, 2024

to the current Statement of Additional Information, as supplemented

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of November 30, 2023:

Portfolio Managers’ Other Accounts Managed*

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Municipal ETF
Michelle Hallam[1]	2	$828,722	0	$0	92	$3,006,574
Michael R. Myers[1]	0	0	0	0	47	911,163
Rachel Betton	0	0	0	0	0	0
Richard Taormina[1,2]	7	9,878,376	0	0	4	490,731
Kevin M. Ellis[1,2]	6	5,601,246	0	0	107	2,757,201

Ultra-Short Municipal Income ETF
Curtis White[1]	0	0	0	0	31	399,269
Josh Brunner[1]	0	0	0	0	43	510,166
Richard Taormina[1,2]	7	7,750,950	0	0	4	490,731

1	As of February 28, 2023.
2	Effective February 16, 2024, Messrs. Taormina and Ellis will no longer serve as portfolio managers of the Funds.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of November 30, 2023:

	Performance Based Fee Advisory Accounts*
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Municipal ETF
Michelle Hallam[1]	0	$0	0	$0	0	$0
Michael R. Myers[1]	0	0	0	0	0	0
Rachel Betton	0	0	0	0	0	0
Richard Taormina[1,2]	0	0	0	0	0	0
Kevin M. Ellis[1,2]	0	0	0	0	0	0

Ultra-Short Municipal Income ETF
Curtis White[1]	0	0	0	0	0	0
Josh Brunner[1]	0	0	0	0	0	0
Richard Taormina[1,2]	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
1	As of February 28, 2023.
2	Effective February 16, 2024, Messrs. Taormina and Ellis will no longer serve as portfolio managers of the Funds.

SUP-SAI-FIETF-PM-124

In addition, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of November 30, 2023. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Municipal ETF
Michelle Hallam[1]			X
Michael R. Myers[1]					X
Rachel Betton	X
Richard Taormina[1,2]		X
Kevin M. Ellis[1,2]	X

Ultra-Short Municipal Income ETF
Curtis White[1]		X
Josh Brunner[1]	X
Richard Taormina[1,2]		X

1	As of February 28, 2023.
2	Effective February 16, 2024, Messrs. Taormina and Ellis will no longer serve as portfolio managers of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE